UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09156

Illington Funds

(Exact name of registrant as specified in charter)

427 Bedford Road, Suite 230

Pleasantville, New York 10570

 (Address of principal executive offices)(Zip code)

Jeffrey J. Unterreiner, Vice-President and Chief Compliance Officer

3401 Technology Dr., Suite 200

Lake Saint Louis, MO  63367

 (Name and address of agent for service)

Registrant's telephone number, including area code:  (314)561-0100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Illington Opti-flex® Fund

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

REGISTERED INVESTMENT COMPANIES - 98.73%
5,875	Burnham Financial Services Class A	129,844	2.12%
13,409	CGM Focus Fund *	494,241	8.07%
7,486	CGM Realty Fund	233,574	3.82%
17,090	Dreyfus Premier Emerging Markets Class A	412,045	6.73%
5,384	FBR Small Cap Financial Class A	168,571	2.75%
7,254	FBR Small Cap Value Class A	352,888	5.77%
7	Franklin Balance Sheet Investment Class A	449	0.01%
4,045	Franklin Micro-Cap Fund	167,058	2.73%
19,157	Franklin Mutual Recovery	257,274	4.20%
15,181	Hodges Fund	389,253	6.36%
4,615	Hotchkis & Wiley Large Cap Value Class A	112,047	1.83%
5,683	Hotchkis & Wiley Small Cap Value Class A	300,307	4.91%
15,880	Matthews Asian Growth Income	289,178	4.72%
7,669	N/I Numeric Investors Small Cap Value	144,094	2.35%
10,174	Oppenheimer Developing Markets Class A	409,102	6.68%
12,592	Pioneer Cullen Value Fund	230,429	3.76%
11,038	Pioneer High Yield Class A	120,974	1.98%
24,101	Pioneer Global High Yield	293,071	4.79%
14,951	Rydex Mekros Fund	557,955	9.12%
4,330	Scudder Dreman High Return Equity Fund	201,343	3.29%
4,131	Scudder Dreman Small Cap Value	153,602	2.51%
14,428	Templeton Developing Markets Fund	373,829	6.11%
20,323	Templeton Global Long-Short Class A *	252,413	4.12%

Total Registered Investment Companies (Cost $4,755,665)		$ 6,043,542	98.73%

Short Term Investments (Cost 10,160)
10,160	Flex Funds Money Market Fund - Rate 4.58% **	10,160	0.17%

	Total Investments (Cost $3,881,572)	6,053,702

	Liabilities in excess of other Assets	67,406	1.10%

	Net Assets	$ 6,121,108	100.00%

* Represents Non-Income Producing Security
**Variable Rate Security; The coupon rate shown represents the rate at March 31, 2006.

NOTES TO FINANCIAL STATEMENTS
The Opti-Flex Funds
1. SECURITY TRANSACTIONS
At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,765,825 amounted to $1,298,036 which consisted of aggregate gross unrealized appreciation of $1,298,036 and aggregate gross unrealized depreciation of $0.00.

Johnson Illington Tactical Equity Strategy Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value

COMMON STOCK

BASIC MATERIALS - 2.29%
110	Georgia Gulf Corp.	$ 2,859
		2,859

INDUSTRIALS - 13.36%
75	General Dynamics	4,799
110	General Electric Co.	3,826
60	Pitney Bowes, Inc.	2,576
95	United Technicians Corp.	5,507
		16,707

CONSUMER CYCLICALS - 8.80%
55	Mcgraw-Hill Cos Inc.	3,169
95	Staples, Inc.	2,424
45	Target Corp.	2,340
110	Walt Disney Co.	3,068
		11,002

CONSUMER NON CYCLICALS - 8.81%
40	Clorox Co.	2,394
65	Colgate-Palmolive Co.	3,712
85	Pepsico, Inc.	4,912
		11,018

ENERGY - 7.26%
40	Exxon Mobil Corp.	2,434
55	Sunoco, Inc.	4,266
50	Western Gas Resources	2,413
		9,113

FINANCE - 16.82%
60	American Express Co.	3,153
45	American International Group, Inc.	2,974
65	Bank of America Corp.	2,960
40	Capital One Financial Corp.	3,221
105	Citigroup, Inc.	4,959
40	Franklin Resources	3,770
		21,037

SCIENCE/TECHNOLOGY - 9.78%
115	Cisco Systems, Inc.	2,492
80	Dell, Inc.	2,381
125	Intel Corp.	2,433
30	International Business Machines	2,474
90	Microsoft Corp.	2,449
		12,228

UTILITIES - 2.91%
125	Duke Energy Holdings Corp.	3,644
		3,644

OTHER - 9.36%
55	I-shares Russell 2000 Index	4,178
52	S&P Midcap SPDR	7,528
		11,706

TELECOMMUNICATIONS - 2.07%
40	Alltel Corp.	2,590
		2,590

HEALTHCARE - 10.52%
75	Aetna, Inc.	3,686
65	Bard C. R. Inc.	4,408
65	Lincare Holdings, Inc.	2,532
50	Medtronic, Inc.	2,538
		13,163

TOTAL FOR COMMON STOCK (Cost $115,441 ) - 92.00%		115,067

OTHER ASSETS LESS LIABILITIES, NET - 8.00%		10,012

NET ASSETS - 100.00%		$ 125,079

NOTES TO FINANCIAL STATEMENTS
The Johnson Illington Tactical Equity Strategy Fund
1. SECURITY TRANSACTIONS
At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $115,441 amounted to $374 which consisted of aggregate gross unrealized appreciation of $164 and aggregate gross unrealized depreciation of $538.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Illington Funds

By /s/Salvatore M. Capizzi

     Salvatore M. Capizzi

      President

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Salvatore M. Capizzi

     Salvatore M. Capizzi

      President

Date May 30, 2006

By /s/Jeffrey J. Unterreiner

     Jeffrey J. Unterreiner

     Treasurer

Date May 30, 2006